Income Taxes - Additional Information (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Change in valuation allowance	$ 0	$ 32,400	$ 0
Operating Loss Carryforwards		$ 154,280